DBX ETF Trust | 1
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.8%
Application Software — 0.7%
TeamViewer SE, 144A *
(Cost $47,160)
4,520 36,937
Communications Equipment
— 4.1%
F5, Inc. *
(Cost $187,602)
528 214,965
Computer Services — 5.6%
CACI International, Inc., Class
A *
449 279,732
Global Security Experts, Inc.
200 6,093
Gorilla Technology Group, Inc.
* (a)
818 12,303
(Cost $247,943)
298,128
Computer Software — 10.6%
BTQ Technologies Corp. *
3,042 9,248
CoreWeave , Inc., Class A *
2,463 209,084
Nebius Group NV *
1,024 211,272
Netskope, Inc., Class A *
5,679 86,945
SailPoint, Inc. *
1,769 36,371
Whitefiber , Inc. *
316 5,979
(Cost $577,765)
558,899
Consulting Services — 5.1%
Booz Allen Hamilton Holding
Corp.
(Cost $254,372)
3,537 267,574
Internet Services &
Infrastructure — 18.1%
Akamai Technologies, Inc. *
1,751 190,194
Fastly, Inc., Class A *
4,835 110,190
GDS Holdings Ltd., Class A *
28,798 118,288
Hennge KK
500 5,457
NEXTDC Ltd. *
23,467 232,251
Okta, Inc. *
1,509 261,117
SUNeVision Holdings Ltd.
20,003 12,516
Vnet Group, Inc., Class A, ADR
* (a)
5,431 32,912
(Cost $770,088)
962,925
Investment Companies — 0.3%
Bit Digital, Inc. *
(Cost $15,296)
11,024 15,764
IT Consulting & Other Services
— 2.2%
Al Moammar Information
Systems Co.
477 37,224
Allot Ltd. *
831 6,415
Change Holdings, Inc. (a)
1,011 6,527
NCC Group PLC
8,325 16,366
Number
of Shares Value $
Netcompany Group A/S, 144A
* (a)
1,107 53,670
(Cost $102,339)
120,202
Research & Consulting
Services — 0.2%
Zetrix Ai Bhd
(Cost $28,256)
182,196 13,350
Systems Software — 51.8%
A10 Networks, Inc.
2,234 56,721
Ahnlab , Inc.
182 7,859
Arqit Quantum, Inc. * (a)
361 7,177
BlackBerry Ltd. *
18,570 151,770
Check Point Software
Technologies Ltd. *
1,620 225,034
Crowdstrike Holdings, Inc., Class
A *
1,160 267,960
Digital Arts, Inc.
339 9,754
Fortinet, Inc. *
1,414 241,695
N-able, Inc. * (a)
2,064 8,215
OneSpan , Inc.
1,100 18,172
Palo Alto Networks, Inc. *
690 263,670
Qualys, Inc. *
1,130 210,338
Radware Ltd. *
974 28,129
Rapid7, Inc. *
2,100 28,266
Rubrik, Inc., Class A *
2,601 241,997
SentinelOne , Inc., Class A *
10,145 224,204
Telos Corp. *
1,757 8,469
Tenable Holdings, Inc. *
3,510 133,906
Trend Micro, Inc./Japan
3,958 148,634
Varonis Systems, Inc. *
3,635 159,104
Zscaler, Inc. *
1,544 290,866
(Cost $2,223,012)
2,731,940
Telecom Services — 0.1%
Sinergi Inti Andalan Prima Tbk
PT
(Cost $4,177)
314,400 6,212
TOTAL COMMON STOCKS
(Cost $4,458,010)
5,226,896
EXCHANGE-TRADED FUNDS
— 0.0%
Amplify Cybersecurity ETF
(Cost $388)
5 585
SECURITIES LENDING
COLLATERAL — 0.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(b)(c)
(Cost $46,175)
46,175 46,175

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
CASH EQUIVALENTS — 0.8%
DWS Government Money Market
Series "Institutional Shares",
3.65% (b)
(Cost $40,260)
40,260 40,260
TOTAL INVESTMENTS
— 100.4%
(Cost $4,544,833)
5,313,916
Other assets and liabilities,
net — (0.4%)
(23,280)
NET ASSETS — 100.0%
5,290,636

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
c
At August 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (b)(c)
6,900 39,275 (d) — — — 386 — 46,175 46,175
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series "Institutional Shares", 3.65% (b)
22,313 188,714 (170,767) — — 225 — 40,260 40,260
29,213 227,989 (170,767) — — 611 — 86,435 86,435
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $102,968, which is 1.9% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $64,635.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 1 59,062 59,026 9/18/2026 (36)
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
PSWD-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,226,896 $ — $ — $ 5,226,896
Exchange-Traded Funds
585 — — 585
Short-Term Investments (a)
86,435 — — 86,435
TOTAL
$ 5,313,916 $ — $ — $ 5,313,916
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (36) $ — $ — $ (36)
TOTAL
$ (36) $ — $ — $ (36)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.